Financial instruments and risk concentration (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Risks and Uncertainties [Abstract]
Notional amount of foreign currency derivatives	$ 305
Notional amount of foreign currency derivative contract to sell Japanese yen	140
Notional amount of foreign currency derivative contract to sell Chinese yuan	26
Notional amount of foreign currency derivative contract to sell British pound sterling	26
Allowance for doubtful accounts, current [Member]
Accounts receivable allowances [Roll Forward]
Balance at beginning of year	19	18	23
Additions Charged (Credited) to Operating Results	12	1	(4)
Recoveries and Write-offs, Net	0	0	(1)
Balance at end of year	$ 31	$ 19	$ 18